20 PAYMENT TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2019
Payment To Shareholders [Abstract]
PAYMENT TO SHAREHOLDERS

20     PAYMENT TO SHAREHOLDERS

The Company's Bylaws provide the distribution of 25% minimum dividends of adjusted net income under the law, to the shareholders. The dividends are calculated in accordance with the Company’s Bylaws and in accordance with the Brazilian Corporate Law. The following is the calculation of dividends for 2019:

Allocation of profits
		12/31/2019
Profit for the year		1,789,067
Dividends and interest on equity prescribed		2,209
Allocation of profits		1,791,276

Proposed destination:
Legal reserve	5%	(89,454)
Mandatory minimum dividends:	25%	(424,903)
Interim dividends approved by RCA on 09/18/2019		(412,659)
- Proposed dividends		(12,244)
Intended for statutory reserve of working capital		(1,276,919)
		(1,791,276)

Weighted average number of shares		1,380,114,547
Dividends per share		0.307875

In current liabilities
Dividends to be paid on December 31, 2018		900,541
Interim dividends approved on 09/18/2019		412,659
Proposed dividends		12,244
Dividends and interest on equity prescribed		(2,209)
Dividends paid in the exercise		(1,309,983)
Dividends to be paid on December 31, 2019		13,252

At the Annual General Meeting held on April 26, 2019, the payment of the minimum mandatory dividend for the year 2018 was approved, amounting to R$898,332, corresponding to R$ 0.650910577222 per share. Dividends were paid as of May 29, 2019, without monetary adjustment, according Notice to Shareholders disclosed on May 27, 2019.

The Board of Directors' Meeting held on September 18, 2019 approved the distribution of interim dividends based on the profits earned on the balance sheet as of June 30, 2019 in the amount of R$ 412,659, corresponding to R$ 0.299003394462 per share. Dividends were paid as of September 30, 2019, without monetary adjustment, according Notice to Shareholders disclosed on the date of approval.

In accordance with the Company's Bylaws on December 31, 2019, the Company reverted to the retained earning accounts, the amount of R$ 1,874 and R$ 335, related to dividends and interest on equity prescribed, respectively, which will be submitted to the resolution of the Annual General Meeting.

In 2019, the distributions of dividends and interest on equity were approved as follows:

Consolidated
Dividend	1,856,297
Interest on equity	65,020
1,921,317

In 2019, dividends and interest on equity were paid as follows:

	Dividend	Interest on equity	TOTAL
Controlling shareholders	1,309,983		1,309,983
Non-controlling shareholders (*)	545,306	65,020	610,326
	1,855,289	65,020	1,920,309

(*) Refers to dividends and interest on equity distributed to minority shareholders of CSN Mineração.